11 BORROWINGS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		R$ 5,152,234	R$ 5,681,797
Borrowings and financing, noncurrent		22,938,469	23,260,944
Transaction costs and issue premiums, current		(26,391)	(28,358)
Transaction costs and issue premiums, noncurrent		(97,276)	(87,309)
Borrowings and financing and transaction costs, current		5,125,843	5,653,439
Borrowings and financing and transaction costs, noncurrent		22,841,193	23,173,635
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		4,040,211	3,687,971
Borrowings and financing, noncurrent		12,888,686	12,550,266
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		1,112,023	1,993,826
Borrowings and financing, noncurrent		10,049,783	10,710,678
Variable Interest [Member] | Prepayment [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		1,769,975	1,016,737
Borrowings and financing, noncurrent		2,563,928	3,830,240
Variable Interest [Member] | BNDES/FINAME, Debentures, NCE and CCB [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	[1]	1,086,985	1,890,450
Borrowings and financing, noncurrent	[1]	10,049,783	10,710,678
Fixed Interest [Member] | Prepayment [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, noncurrent			103,376
Fixed Interest [Member] | Bonds, Perpetual Bonds and ACC [Member] | Foreign Currency [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current	[2]	2,047,032	2,490,178
Borrowings and financing, noncurrent	[2]	10,177,517	8,613,491
Fixed Interest [Member] | Others [Member] | Foreign Currency [Member] | Euro Member Countries, Euro
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		223,204	181,056
Borrowings and financing, noncurrent		147,241	R$ 106,535
Fixed Interest [Member] | Intercompany [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing, current		R$ 25,038

[1]	In January 2019, the Company issued debt securities in the domestic market (''Debentures''), in the amount of R$ 1,950 million, with maturity in 2023 and interest of 126,8% of CDI.
[2]	In April 2019, the Company issued debt securities in the foreign market (''Bonds''), through its subsidiary CSN Resources S.A., in the amount of US$ 1 billion, being US$ 400 million with maturity in February 2023 and US$600 million with maturity in April 2026, both with interest of 7.625% per annum. Between April and May 2019, a tender offer (''Tender Offer'') of the Notes was issued by CSN Islands XI Corp. and CSN Resources S.A., subsidiaries of the Company, having repurchased US$ 1 billion in bonds with maturity in 2019 and 2020. In July 2019, the Company issued thought to its subsidiary CSN Resources, debt securities in the foreign market (''Bonds''), in the amount of US$ 175million, with maturity in February 2023 and interest of 7.625% per annum and made the final payment of the debt in the foreign market (''Notes''), issued by the company CSN Islands XI Corp in September 2019 in the amount of US$ 142 million.